Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 91.9%
Aerospace & Defense — 2.1%
L3Harris Technologies, Inc.	5,981	$1,826,657
Banks — 5.1%
Cullen/Frost Bankers, Inc.	6,924	877,756
The PNC Financial Services Group, Inc.	9,037	1,815,804
Wintrust Financial Corp.	12,827	1,698,808
		4,392,368
Beverages — 0.9%
Keurig Dr Pepper, Inc.	29,722	758,208
Biotechnology — 2.0%
BioMarin Pharmaceutical, Inc.*	8,955	485,003
Corteva, Inc.	18,037	1,219,842
		1,704,845
Building Materials — 3.8%
Carlisle Cos., Inc.	4,039	1,328,670
Martin Marietta Materials, Inc.	1,862	1,173,581
Owens Corning	5,193	734,602
		3,236,853
Chemicals — 1.6%
DuPont de Nemours, Inc.	3,868	301,317
Westlake Corp.	14,382	1,108,277
		1,409,594
Commercial Services — 3.0%
MarketAxess Holdings, Inc.	5,090	886,933
TransUnion	20,326	1,702,912
		2,589,845
Distribution & Wholesale — 1.4%
LKQ Corp.	40,027	1,222,425
Diversified Financial Services — 3.7%
Ally Financial, Inc.	43,687	1,712,530
Lazard, Inc.	27,257	1,438,625
		3,151,155
Electric — 6.0%
Alliant Energy Corp.	33,423	2,253,044
Entergy Corp.	19,811	1,846,187
PPL Corp.	27,349	1,016,289
		5,115,520
Electrical Components & Equipment — 3.2%
AMETEK, Inc.	7,119	1,338,372
Littelfuse, Inc.	5,362	1,388,812
		2,727,184
Electronics — 3.6%
Arrow Electronics, Inc.*	4,744	574,024
Keysight Technologies, Inc.*	3,516	615,019
Vontier Corp.	44,433	1,864,853
		3,053,896
Engineering & Construction — 0.9%
TopBuild Corp.*	2,055	803,217
	Number of Shares	Value†

Environmental Control — 1.4%
Waste Connections, Inc.	6,804	$1,196,143
Food — 1.1%
Lamb Weston Holdings, Inc.	15,772	916,038
Hand & Machine Tools — 1.8%
Lincoln Electric Holdings, Inc.	6,486	1,529,593
Healthcare Products — 2.5%
Globus Medical, Inc., Class A*	15,253	873,539
Hologic, Inc.*	19,053	1,285,887
		2,159,426
Healthcare Services — 3.4%
Humana, Inc.	1,265	329,115
ICON PLC*	7,296	1,276,800
Labcorp Holdings, Inc.	4,698	1,348,608
		2,954,523
Home Builders — 1.3%
Toll Brothers, Inc.	8,291	1,145,319
Insurance — 7.5%
Axis Capital Holdings Ltd.	14,813	1,419,085
Everest Group Ltd.	5,262	1,842,910
Selective Insurance Group, Inc.	20,292	1,645,073
The Hartford Insurance Group, Inc.	11,351	1,514,110
		6,421,178
Internet — 0.9%
CDW Corp.	4,983	793,692
Machinery — Construction & Mining — 1.5%
BWX Technologies, Inc.	6,924	1,276,578
Media — 1.6%
Fox Corp., Class B	23,572	1,350,440
Mining — 1.7%
Freeport-McMoRan, Inc.	37,981	1,489,615
Miscellaneous Manufacturing — 2.6%
3M Co.	8,823	1,369,153
Fabrinet*	2,343	854,305
		2,223,458
Oil & Gas — 5.0%
ConocoPhillips	15,105	1,428,782
Expand Energy Corp.	17,800	1,891,072
Valero Energy Corp.	5,543	943,751
		4,263,605
Oil & Gas Services — 0.7%
Baker Hughes Co.	12,931	629,998
Packaging and Containers — 1.8%
Ball Corp.	28,767	1,450,432
Graphic Packaging Holding Co.	4,231	82,801
		1,533,233

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — 1.0%
Cardinal Health, Inc.	5,598	$878,662
Real Estate — 1.5%
CBRE Group, Inc., Class A*	7,926	1,248,821
Retail — 9.4%
AutoZone, Inc.*	307	1,317,104
Bath & Body Works, Inc.	47,148	1,214,532
Boot Barn Holdings, Inc.*	2,798	463,685
Burlington Stores, Inc.*	2,693	685,369
Casey's General Stores, Inc.	4,251	2,403,175
MSC Industrial Direct Co., Inc., Class A	10,063	927,205
O'Reilly Automotive, Inc.*	9,750	1,051,147
		8,062,217
Semiconductors — 1.0%
Teradyne, Inc.	6,233	857,910
Software — 3.0%
Electronic Arts, Inc.	5,099	1,028,468
Fidelity National Information Services, Inc.	11,447	754,815
Nice Ltd., ADR*	5,636	815,980
		2,599,263
Transportation — 3.9%
Canadian Pacific Kansas City Ltd.	14,069	1,048,000
Kirby Corp.*	12,895	1,076,088
Landstar System, Inc.	5,287	647,974
Saia, Inc.*	1,766	528,670
		3,300,732
TOTAL COMMON STOCKS (Cost $61,988,807)		78,822,211

REAL ESTATE INVESTMENT TRUSTS — 6.0%
Diversified — 1.8%
Lamar Advertising Co., Class A	12,763	1,562,446
Industrial — 1.2%
STAG lndustrial, Inc.	28,268	997,578
Manufactured Homes — 0.9%
Equity LifeStyle Properties, Inc.	12,841	779,449
Single Tenant — 2.1%
Agree Realty Corp.	25,599	1,818,553
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,343,510)		5,158,026
Number ofShares	Value†
SHORT-TERM INVESTMENTS — 2.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%) (Cost $1,982,741)	1,982,741	$1,982,741
TOTAL INVESTMENTS — 100.2% (Cost $68,315,058)		$85,962,978
Other Assets & Liabilities — (0.2)%		(168,735)
TOTAL NET ASSETS — 100.0%		$85,794,243

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
Country Weightings as of 9/30/2025††
United States	90%
Bermuda	4
Canada	3
Ireland	1
Thailand	1
Israel	1
Total	100%
††	% of total investments as of September 30, 2025.

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